SHARE BASED COMPENSATION (Tables)	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
SCHEDULE OF ROLL FORWARD OF CONTINGENT SHARES

The following table presents a roll forward of Contingent Shares for the six months ended June 30, 2026 and June 30, 2025:

Balance as of January 1, 2025	1,974,208	Intrinsic value £
Granted	44,100
Cancelled	-
Reversed	(30,271)
Redeemed	(2,054)
Balance as of June 30, 2025	1,985,983	43,373,869

Balance as of December 31, 2025	1,385,392
Granted	77,018
Cancelled	(219,069)
Reversed	(49,948)
Redeemed	(45)
Balance as of June 30, 2026	1,193,348	7,937,953

SCHEDULE OF EMPLOYEE SHARE OPTION ACTIVITY

A summary of the activity with respect to, and status of, share options during the periods ended June 30, 2026 is presented below:

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2025	240,786	7.68	7.85	0.68	15,135,808
Granted	8,312	14.69
Outstanding June 30, 2026	249,098	7.91	6.37	3.13	1,656,959

Exercisable as of December 31, 2025	193,559	7.68	7.85	-	12,167,119
Unvested as of June 30, 2026	249,098	7.91	6.37	3.13	1,656,959

	Outstanding Options	Weighted Average Exercise Price per Share (£)	Weighted Average Remaining Contractual Term	Weighted Average Remaining Vesting Term	Aggregate Intrinsic Value (£)
Outstanding December 31, 2025	863,784	3.66	4.51	-	57,769,864
Granted	-
Outstanding June 30, 2026	863,784	3.66	4.01	-	57,769,864

Exercisable as of December 31, 2025	863,784	3.66	4.51	-	57,769,864
Unvested as of June 30, 2026	-	-	-	-	-

SCHEDULE OF WEIGHTED-AVERAGE ASSUMPTIONS

The following weighted-average assumptions were used for grants issued during the six months ended June 30, 2026 under the ASC 718 requirements; no grants were issued during the six months ended June 30, 2025 and therefore no comparative is presented.

June 30, 2026
Share price	£42.99
Weighted average risk-free rate	3.81%
Weighted average volatilty	83.00%
Remaining term	6.86

SCHEDULE OF SHARE BASED COMPENSATION VALUATION MILESTONE

Share-based compensation expense recognized during the periods ended June 30, 2026 and 2025 related to the PIG Awards by valuation milestone was as follows:

Valuation Milestone (Millions)	June 30, 2026
$500	£-
$1,000	-
$2,000	-
$5,000	-
$10,000	11,848
$1,000,000	-
£11,848

SCHEDULE OF SHARE-BASED COMPENSATION EXPENSE RELATING TO PERFORMANCE INCENTIVE GRANTS

For the periods ended June 30, 2026 and 2025, the Company recorded the following share-based compensation expense relating to performance incentive grants, share options and contingent shares:

	June 30
	2026	2025
ShareBack program	£84,020	£333,117
Employee Share Option Plan	133,679	489
Director options	-	-
Performance incentive grants	11,848	-
Total share-based compensation expense	£229,547	£333,606